COMMITMENTS AND CONTINGENT LIABILITIES (Book Value of Assets Pledged) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Vessels, rigs and equipment, net	$ 2,646,389	$ 2,230,583
Total investment in sales-type lease, direct financing lease and leaseback assets	119,023	204,766
Book value of consolidated assets pledged under ship mortgages	3,861,330	3,459,297
Asset Pledged as Collateral
Other Commitments [Line Items]
Vessels, rigs and equipment, net	2,460,000	2,107,000
Total investment in sales-type lease, direct financing lease and leaseback assets	119,000	203,000
Book value of consolidated assets pledged under ship mortgages	$ 2,579,000	$ 2,310,000